Changes in Level 3 U.S. Pension Plan Assets (Detail) (United States Pension Plans of US Entity, Defined Benefit, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	$ 982,100,000	$ 821,900,000
Actual Return on Plan Assets	53,300,000	126,800,000
Fair Value at end of year	1,094,100,000	982,100,000
Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value at end of year	45,500,000	33,500,000
Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Value at end of year	29,200,000	29,700,000
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value at end of year	74,700,000	63,200,000
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	33,500,000	28,800,000
Actual Return on Plan Assets	7,800,000	2,900,000
Purchases	7,000,000	4,500,000
Sales	(2,800,000)	(2,700,000)
Settlements
Fair Value at end of year	45,500,000	33,500,000
Fair Value, Inputs, Level 3 | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	29,700,000	28,700,000
Actual Return on Plan Assets	(500,000)	1,000,000
Settlements
Fair Value at end of year	$ 29,200,000	$ 29,700,000